Reporting entity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reporting entity [Abstract]
Ownership of Shinhan Financial Group and its major consolidated subsidiaries
(b)	Ownership of Shinhan Financial Group and its major consolidated subsidiaries as of December 31, 2024 and 2025 are as follows:

			Date of financial information	Ownership (%)
Investor	Investee (*1)	Location		2024	2025
Shinhan Financial Group Co., Ltd.	Shinhan Bank	Korea	December 31	100.0	100.0
”	Shinhan Card Co., Ltd.	”	”	100.0	100.0
”	Shinhan Securities Co., Ltd.	”	”	100.0	100.0
”	Shinhan Life Insurance Co., Ltd.	”	”	100.0	100.0
”	Shinhan Capital Co., Ltd.	”	”	100.0	100.0
”	Jeju Bank (*2)	”	”	75.3	64.0
”	Shinhan Asset Management Co., Ltd.	”	”	100.0	100.0
”	SHC Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan DS	”	”	100.0	100.0
”	Shinhan Savings Bank	”	”	100.0	100.0
”	Shinhan Asset Trust Co., Ltd.	”	”	100.0	100.0
”	Shinhan Fund Partners Co., Ltd.	”	”	99.8	99.8
”	Shinhan REITs Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan Venture Investment Co., Ltd.	”	”	100.0	100.0
”	Shinhan EZ General Insurance Co., Ltd. (*3)	”	”	85.1	91.7
Shinhan Bank	Shinhan Bank America	USA	”	100.0	100.0
”	Shinhan Bank Europe GmbH	Germany	”	100.0	100.0
”	Shinhan Bank Cambodia	Cambodia	”	97.5	97.5
”	Shinhan Bank Kazakhstan Limited	Kazakhstan	”	100.0	100.0
”	Shinhan Bank Canada	Canada	”	100.0	100.0
”	Shinhan Bank (China) Limited	China	”	100.0	100.0

			Date of financial information	Ownership (%)
Investor	Investee (*1)	Location		2024	2025
”	Shinhan Bank Japan	Japan	”	100.0	100.0
”	Shinhan Bank Vietnam Limited	Vietnam	”	100.0	100.0
”	Banco Shinhan de Mexico	Mexico	”	99.9	99.9
”	PT Bank Shinhan Indonesia	Indonesia	”	99.0	99.0
KIRAM HO CHI MINH OFFICE General Private Placement Real Estate Investment Trust (USD)	HIEP HIEP THANH Investment Company Limited (*4)	Vietnam	”	—	100.0
HIEP HIEP THANH Investment Company Limited	Khoi Phat Investment Company Limited (*4)	Vietnam	”	—	100.0
Shinhan Bank Japan	SBJ DNX (*5)	Japan	”	100.0	90.0
Shinhan Card Co., Ltd.	Shinhan Credit Information Co., Ltd.	Korea	December 31	100.0	100.0
”	LLP MFO Shinhan Finance (*6)	Kazakhstan	”	75.0	72.1
”	PT. Shinhan Indo Finance	Indonesia	”	76.3	76.3
”	Shinhan Microfinance Co., Ltd.	Myanmar	”	100.0	100.0
”	Shinhan Vietnam Finance Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan Securities Co., Ltd.	Shinhan Securities America Inc. (*7)	USA	”	100.0	100.0
”	Shinhan Securities Asia Ltd.	Hong Kong	”	100.0	100.0
”	Shinhan Securities Vietnam Co., Ltd.	Vietnam	”	100.0	100.0
”	PT. Shinhan Sekuritas Indonesia	Indonesia	”	99.0	99.0
Shinhan Life Insurance Co., Ltd.	Shinhan Financial Plus Co., Ltd.	Korea	”	100.0	100.0
”	Shinhan LifeCare Co., Ltd.	”	”	100.0	100.0
”	Shinhan Life Insurance Vietnam Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan DS	Shinhan DS Vietnam Co., Ltd.	Vietnam	”	100.0	100.0

(*1)	Subsidiaries such as trust, beneficiary certificate, special purpose company, partnerships and private equity fund which are not actually operating their own business are excluded.
(*2)	During the year ended December 31, 2025, a third-party share issuance resulted in a decrease in the Group’s ownership interest from 75.3% to 64.0%.
(*3)
During the year ended December 31, 2025, the Group participated in a capital increase of
~~W~~
 100,000 million conducted by Shinhan EZ General Insurance Co., Ltd., resulting in an increase in its ownership interest from 85.1% to 91.7%.

(*4)	During the year ended December 31, 2025, the entity became a consolidated subsidiary through a business combination.

(*5)	During the year ended December 31, 2025, the Group’s ownership interest decreased from 100.0% to 90.0% due to a new share issuance by SBJ DNX and the partial disposal of shares held by SBJ Bank.
(*6)	During the year ended December 31, 2025, a third-party share issuance resulted in a decrease in the Group’s ownership interest from 75.0% to 72.1%.
(*7)	As of December 31, 2025, the disposal is in progress and has been classified as held for sale.